Compensation (FY) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Mar. 15, 2018	Dec. 31, 2017	May 09, 2018	Nov. 08, 2017	Nov. 07, 2017	Oct. 04, 2017
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Business combination, assets and liabilities assumed, unrecognized stock-based compensation expenses		$ 14,300
Expense for stock-based awards		3,400
Expense for stock-based awards, fair value increase		1,300
Share price			$ 11.05	$ 11.00	$ 10.20	$ 10.20
Stock-based awards unrecognized compensation cost		$ 8,900
Stock-based award weighted-average recognition period for unrecognized compensation cost		2 years
Cash contribution to 401(k) plan		$ 154
Phantom Stock Units
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Liability for phantom stock units		$ 19,500
Granted stock-based awards, subsequent to year-end		0
Restricted Stock Awards
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Granted stock-based awards, subsequent to year-end		10
Restricted Stock Awards | Subsequent Event
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Granted stock-based awards, subsequent to year-end	800
Performance Stock Awards | Subsequent Event
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Granted stock-based awards, subsequent to year-end	400